Inventories-Summary Of Inventories (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	€ 33,918	€ 41,066
Work in progress	33,535	31,623
Finished goods	17,454	19,789
Total	€ 84,907	€ 92,478